PROVISION FOR ONEROUS CONTRACTS - Balances (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROVISION FOR ONEROUS CONTRACTS
Current Liabilities	R$ 10,517	R$ 40,196
Non-current Liabilities	428,164	414,705
Total onerous contracts provision	R$ 438,681	R$ 454,901	R$ 365,847